Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Mar. 30, 2016	Mar. 02, 2016 USD ($) $ / shares	Feb. 26, 2016 USD ($)	Feb. 26, 2016 ₪ / shares	Dec. 31, 2015 $ / shares
Subsequent Event [Line Items]
Cash dividend payable, per share | $ / shares					$ 0.07
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend payable, per share | $ / shares		$ 0.07
Cash dividend payable | $		$ 1,200
Dividend payable date	Mar. 30, 2016
Subsequent Event [Member] | RR Media [Member]
Subsequent Event [Line Items]
Acquisition owenership percentage			100.00%
Acquisition price per share | ₪ / shares				₪ 13.291
Acquisition ownership premium at closing price | ₪ / shares				₪ 52
Enterprise Value | $			$ 242,000